Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	€ 10,411	€ 11,673
Spreads business [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Reclassification as held for sale	548
Freehold land [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	€ 247	€ 249